Allowance for doubtful accounts (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Balance due from doubtfull account holder	$ 0	$ 0